Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 56,716	$ 35,264	$ 39,161
Other comprehensive income (loss):
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	451	(2,337)	(219)
Net change with respect to available-for-sale securities, net of taxes	23	(52)
Total other comprehensive income (loss)	474	(2,389)	(219)
Total comprehensive income	57,190	32,875	38,942
Comprehensive loss attributable to non-controlling interests	55	116	840
Total comprehensive income attributable to Orbotech Ltd.	$ 57,245	$ 32,991	$ 39,782